Debt - Letter of Credits (Details)	Dec. 31, 2022 USD ($)	Jul. 28, 2022 USD ($) lineOfCredit	Jul. 28, 2022 GIP (£) lineOfCredit	May 12, 2022 USD ($)	May 09, 2022 USD ($)	Dec. 31, 2021 USD ($)
Line of Credit Facility [Line Items]
Long-term debt	$ 7,868,000,000					$ 427,000,000
Letter of Credit | Line of Credit | AIG Life Letter Of Credit
Line of Credit Facility [Line Items]
Number of letters of credit | lineOfCredit		2	2
Letter of credit | £			£ 80,000,000
Letter of Credit | Line of Credit | AIG Bermuda
Line of Credit Facility [Line Items]
Letter of credit				$ 175,000,000	$ 250,000,000
Long-term debt		$ 250,000,000